ACCOUNTS RECEIVABLE, NET - Movements of allowance for doubtful accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements of allowance for doubtful accounts
Balance at the beginning of the year	¥ 1,857,463
Additions charged to bad debt expense	592,717	¥ 887,010
Write-off of bad debt allowance	(2,450,180)
Balance at the end of the year	¥ 0	¥ 1,857,463